Note 15 (Tables)	6 Months Ended
Jun. 30, 2025
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments In Subsidiaries Joint Ventures And Associates [Table Text Block]
The breakdown of the balance of “Investments in joint ventures and associates” in the condensed consolidated balance sheets is as follows:

JOINT VENTURES AND ASSOCIATES (MILLIONS OF EUROS)

	June 2025	December 2024
Joint ventures	97	94
Associates	901	895
Total	998	989